Financial risk management, objectives and policies, The Nordea/DNB Newbuilding Credit Facility (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) Carrier	Jun. 30, 2017 USD ($) Carrier	Jun. 30, 2017 USD ($) Borrower	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount					$ 850,972	$ 967,275
Frequency of periodic repayment					Quarterly
Nordea/DNB Newbuilding Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 484,000	$ 82,500	$ 82,500
Number of VLCCs executed a credit facility to fund the acquisition		2	2
Term					5 years
Frequency of periodic repayment					Quarterly
Number of installments for repayment of borrowings | Intallment					20
Debt repayment installment amount					$ 1,000
Debt repayment final amount					61,900
Credit facility covenant to maintain adjusted tangible net worth					$ 300,000
Number of VLCCs refinanced | Carrier	13
Noncash finance expense related to upfront fees				$ 4,300
Nordea/DNB Newbuilding Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels					135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility					25.00%
Credit facility covenant to maintain encumbered cash					$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility					6.00%
Nordea/DNB Newbuilding Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.50%	2.50%